Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment (Textual)
Equipment acquired under capital lease agreements	$ 500	$ 500
Selling, general and administrative expenses [Member]
Property and Equipment (Textual)
Depreciation expense	100	200
Cost of revenues [Member]
Property and Equipment (Textual)
Depreciation expense	$ 900	$ 500